UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Westchester Capital Management, Inc.
Address:          100 Summit Lake Drive
                  Valhalla, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frederick W. Green
Title:            President
Phone:            914-741-5600

Signature, Place, and Date of Signing:

   /s/ Frederick W. Green         Valhalla, New York          8/14/09
-------------------------         ------------------          -------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     122

Form 13F Information Table Value Total:     $1,314,242,603 (actual)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number         Name
1        28-11493                     Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
June 30, 2009
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COLUMN 1                             COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
--------                             --------       --------   --------    -----------        --------   --------  -----------------

                                                               FAIR
                                     TITLE OF                  MARKET     SHRS OR  SH/  PUT/  INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                       CLASS          CUSIP      VALUE      PRN AMT  PRN  CALL  DISCRETION MANAGERS  SOLE SHARED NONE
----------------------------         -----          --------   --------  -------  ---  ----- -------    --------  ----  ------------

Equities
COMMON STOCK
Addax Petroleum Corp.                COMMON STOCK   00652V102  22,392,847   528,000  SH       (a) Sole             Sole
Addax Petroleum Corp.                COMMON STOCK   00652V102   1,255,357    29,600  SH       (b) Shared   1       Sole
Allergan, Inc.                       COMMON STOCK   018490102  22,105,668   464,600  SH       (a) Sole             Sole
Allergan, Inc.                       COMMON STOCK   018490102   1,684,332    35,400  SH       (b) Shared   1       Sole
Alternative Asset Mgmt Acquisition
 Corp                                COMMON STOCK   02149U101   5,754,530   589,000  SH       (a) Sole             Sole
Axsys Technologies, Inc.             COMMON STOCK   054615109  11,536,301   215,069  SH       (a) Sole             Sole
Axsys Technologies, Inc.             COMMON STOCK   054615109     584,676    10,900  SH       (b) Shared   1       Sole
BPW Acquisition Corp.                COMMON STOCK   055637102   2,874,000   300,000  SH       (a) Sole             Sole
Bank of America Corporation          COMMON STOCK   060505104  69,126,869 5,236,884  SH       (a) Sole             Sole
Bank of America Corporation          COMMON STOCK   060505104   3,204,353   242,754  SH       (b) Shared   1       Sole
CC Media Holdings, Inc.              COMMON STOCK   12502P102       1,100     1,100  SH       (a) Sole             Sole
CC Media Holdings, Inc.              COMMON STOCK   12502P102      25,500    25,500  SH       (b) Shared   1       Sole
CF Industries Holdings Inc.          COMMON STOCK   125269100  16,295,972   219,800  SH       (a) Sole             Sole
CF Industries Holdings Inc.          COMMON STOCK   125269100   1,023,132    13,800  SH       (b) Shared   1       Sole
Centennial Communications Corp.      COMMON STOCK   15133V208  18,266,600 2,185,000  SH       (a) Sole             Sole
Centennial Communications Corp.      COMMON STOCK   15133V208   1,210,528   144,800  SH       (b) Shared   1       Sole
Centex Corp.                         COMMON STOCK   152312104  31,390,830 3,710,500  SH       (a) Sole             Sole
Centex Corp.                         COMMON STOCK   152312104   1,728,378   204,300  SH       (b) Shared   1       Sole
Chipotle Mexican Grill Class B       COMMON STOCK   169656204  17,900,995   256,498  SH       (a) Sole             Sole
Chipotle Mexican Grill Class B       COMMON STOCK   169656204   1,472,569    21,100  SH       (b) Shared   1       Sole
Comcast Corporation Special Class A  COMMON STOCK   20030N200   8,180,820   580,200  SH       (a) Sole             Sole
Comcast Corporation Special Class A  COMMON STOCK   20030N200     933,420    66,200  SH       (b) Shared   1       Sole
Constellation Energy Group Inc.      COMMON STOCK   210371100       1,329        50  SH       (a) Sole             Sole
Data Domain Inc.                     COMMON STOCK   23767P109  67,537,085 2,025,100  SH       (a) Sole             Sole
Data Domain Inc.                     COMMON STOCK   23767P109   3,288,310    98,600  SH       (b) Shared   1       Sole
Embarq Corporation                   COMMON STOCK   29078E105  69,895,308 1,661,800  SH       (a) Sole             Sole
Embarq Corporation                   COMMON STOCK   29078E105   3,827,460    91,000  SH       (b) Shared   1       Sole
Emulex Corp.                         COMMON STOCK   292475209  17,359,207 1,774,970  SH       (a) Sole             Sole
Emulex Corp.                         COMMON STOCK   292475209   1,707,099   174,550  SH       (b) Shared   1       Sole
Foundation Coal Holdings Inc.        COMMON STOCK   35039W100  12,330,086   438,637  SH       (a) Sole             Sole
Foundation Coal Holdings Inc.        COMMON STOCK   35039W100     326,076    11,600  SH       (b) Shared   1       Sole
GHL Acquisition Corp.                COMMON STOCK   36172H108  20,301,680 2,071,600  SH       (a) Sole             Sole
GHL Acquisition Corp.                COMMON STOCK   36172H108   1,453,340   148,300  SH       (b) Shared   1       Sole
Hicks Acquisition Co. 1 Inc.         COMMON STOCK   429086309   8,500,576   886,400  SH       (a) Sole             Sole
Hicks Acquisition Co. 1 Inc.         COMMON STOCK   429086309     107,408    11,200  SH       (b) Shared   1       Sole
Huntsman Corporation                 COMMON STOCK   447011107  16,065,533 3,193,943  SH       (a) Sole             Sole
Huntsman Corporation                 COMMON STOCK   447011107     983,365   195,500  SH       (b) Shared   1       Sole
Liberty Acquisition Holdings Corp.   COMMON STOCK   53015Y107  11,510,730 1,270,500  SH       (a) Sole             Sole
Liberty Acquisition Holdings Corp.   COMMON STOCK   53015Y107   1,476,780   163,000  SH       (b) Shared   1       Sole
Liberty Media Corporation Series A   COMMON STOCK   53071M500  73,765,800 2,757,600  SH       (a) Sole             Sole
Liberty Media Corporation Series A   COMMON STOCK   53071M500   3,785,125   141,500  SH       (b) Shared   1       Sole
Live Nation Inc.                     COMMON STOCK   538034109      43,254     8,900  SH       (a) Sole             Sole
Live Nation Inc.                     COMMON STOCK   538034109     899,100   185,000  SH       (b) Shared   1       Sole
Magellan Midstream Holdings LP       COMMON STOCK   55907R108   7,183,552   342,400  SH       (a) Sole             Sole
Magellan Midstream Holdings LP       COMMON STOCK   55907R108   1,693,086    80,700  SH       (b) Shared   1       Sole
Metavante Technologies Inc.          COMMON STOCK   591407101  46,586,790 1,801,500  SH       (a) Sole             Sole
Metavante Technologies Inc.          COMMON STOCK   591407101   2,234,304    86,400  SH       (b) Shared   1       Sole
Microsoft Corp.                      COMMON STOCK   594918104   1,188,500    50,000  SH       (a) Sole             Sole
NRG Energy Inc.                      COMMON STOCK   629377508  20,390,360   785,453  SH       (a) Sole             Sole
NRG Energy Inc.                      COMMON STOCK   629377508   1,155,220    44,500  SH       (b) Shared   1       Sole
NATCO Group Inc.                     COMMON STOCK   63227W203   8,398,221   255,110  SH       (a) Sole             Sole
NATCO Group Inc.                     COMMON STOCK   63227W203     688,028    20,900  SH       (b) Shared   1       Sole
Nextwave Wireless Inc.               COMMON STOCK   65337Y102     417,155   861,535  SH       (a) Sole             Sole
NOVA Chemicals Corp.                 COMMON STOCK   66977W109  12,458,337 2,100,900  SH       (a) Sole             Sole
NOVA Chemicals Corp.                 COMMON STOCK   66977W109   1,458,780   246,000  SH       (b) Shared   1       Sole
Pepsi Bottling Group Inc.            COMMON STOCK   713409100  18,913,176   558,900  SH       (a) Sole             Sole
Pepsi Bottling Group Inc.            COMMON STOCK   713409100   2,003,328    59,200  SH       (b) Shared   1       Sole
Petro-Canada                         COMMON STOCK   71644E102  57,321,449 1,491,969  SH       (a) Sole             Sole
Petro-Canada                         COMMON STOCK   71644E102   3,327,018    86,596  SH       (b) Shared   1       Sole
Pfizer Inc.                          COMMON STOCK   717081103      39,300     2,620  SH       (a) Sole             Sole
Sadia SA ADR                         COMMON STOCK   786326108  11,095,019 1,511,583  SH       (a) Sole             Sole
Sadia SA ADR                         COMMON STOCK   786326108   1,145,818   156,106  SH       (b) Shared   1       Sole
Sapphire Industrials Corp.           COMMON STOCK   80306T109  25,002,407 2,559,100  SH       (a) Sole             Sole
Sapphire Industrials Corp.           COMMON STOCK   80306T109   1,738,083   177,900  SH       (b) Shared   1       Sole
Schering Plough Corp.                COMMON STOCK   806605101 104,269,628 4,150,861  SH       (a) Sole             Sole
Schering Plough Corp.                COMMON STOCK   806605101   5,321,396   211,839  SH       (b) Shared   1       Sole
Sirius Satellite Radio Inc.          COMMON STOCK   82967N108       5,415    12,593  SH       (b) Shared   1       Sole
Sun Microsystems Inc.                COMMON STOCK   866810203  86,885,592 9,423,600  SH       (a) Sole             Sole
Sun Microsystems Inc.                COMMON STOCK   866810203   4,440,352   481,600  SH       (b) Shared   1       Sole
Thomson Reuters Corporation          COMMON STOCK   884903105   6,908,817   237,400  SH       (a) Sole             Sole
Thomson Reuters Corporation          COMMON STOCK   884903105     366,685    12,600  SH       (b) Shared   1       Sole
Triplecrown Acquisition Corp.        COMMON STOCK   89677G109   6,554,880   682,800  SH       (a) Sole             Sole
Triplecrown Acquisition Corp.        COMMON STOCK   89677G109     941,760    98,100  SH       (b) Shared   1       Sole
UTS Energy Corp.                     COMMON STOCK   903396109   3,842,157 2,846,500  SH       (a) Sole             Sole
UTS Energy Corp.                     COMMON STOCK   903396109     502,929   372,600  SH       (b) Shared   1       Sole
United Refining Energy Corp.         COMMON STOCK   911360105      56,666     5,800  SH       (a) Sole             Sole
United Refining Energy Corp.         COMMON STOCK   911360105     431,834    44,200  SH       (b) Shared   1       Sole
US Natural Gas Fund, LP              COMMON STOCK   912318102   2,299,646   165,800  SH       (a) Sole             Sole
US Natural Gas Fund, LP              COMMON STOCK   912318102     266,304    19,200  SH       (b) Shared   1       Sole
Verenex Energy Inc.                  COMMON STOCK   923401103   2,613,249   506,600  SH       (a) Sole             Sole
Verenex Energy Inc.                  COMMON STOCK   923401103     987,319   191,400  SH       (b) Shared   1       Sole
Wyeth                                COMMON STOCK   983024100 136,210,851 3,000,900  SH       (a) Sole             Sole
Wyeth                                COMMON STOCK   983024100   6,620,858   145,866  SH       (b) Shared   1       Sole
Yahoo! Inc.                          COMMON STOCK   984332106         783        50  SH       (a) Sole             Sole
IPC Holdings Ltd.                    COMMON STOCK   G4933P101  15,988,295   584,795  SH       (a) Sole             Sole
IPC Holdings Ltd.                    COMMON STOCK   G4933P101     809,127    29,595  SH       (b) Shared   1       Sole

PREFERRED STOCK
Citigroup Inc. Pfd. 8.50% Series F  PREFERRED STOCK 172967556  41,889,657 2,242,487  SH       (a) Sole             Sole
Citigroup Inc. Pfd. 8.50% Series F  PREFERRED STOCK 172967556   2,553,556   136,700  SH       (b) Shared           Sole
Citigroup Inc Pfd. 8.125% Series AA PREFERRED STOCK 172967572  16,166,457   865,442  SH       (a) Sole             Sole
Citigroup Inc Pfd. 8.125% Series AA PREFERRED STOCK 172967572     387,236    20,730  SH       (b) Shared           Sole
Citigroup Inc. Trust Pfd. 7.25%     PREFERRED STOCK 17311U200  28,269,522 1,502,100  SH       (a) Sole             Sole
Citigroup Inc. Trust Pfd. 7.25%     PREFERRED STOCK 17311U200   1,951,634   103,700  SH       (b) Shared           Sole

Fixed Income
CORPORATE BONDS
HSBC Finance Corp. floating-rate
 note                               CORPORATE BONDS 40429CFT4   1,827,772 1,833,000 PRN       (a) Sole             Sole
1.192% Due 10-21-09
HSBC Finance Corp. floating-rate
 note                               CORPORATE BONDS 40429CFT4     698,004   700,000 PRN       (b) Shared           Sole
1.192% Due 10-21-09
Textron Financial Corp. senior
 unsecured                          CORPORATE BONDS 883199AQ4   1,784,115 1,800,000 PRN       (a) Sole             Sole
6.000% Due 11-20-09
Westar Energy Inc. note             CORPORATE BONDS 959425AK5   1,004,609 1,000,000 PRN       (a) Sole             Sole
7.125% Due 08-01-09
Oxiana Ltd. convertible note        CORPORATE BONDS  B073P40    1,847,900 1,700,000 PRN       (a) Sole             Sole
5.250% Due 04-15-12

Other
PUTS
Citigroup Inc.                           PUTS       172967101  27,724,464   121,239     PUT   (a) Sole             Sole
Citigroup Inc.                           PUTS       172967101     234,302     1,060     PUT   (b) Shared           Sole
DirecTV Group                            PUTS       25459L109     396,800       640     PUT   (a) Sole             Sole
DirecTV Group                            PUTS       25459L109      22,320        36     PUT   (b) Shared           Sole
DISH Network                             PUTS       25470M109   1,337,855     5,693     PUT   (a) Sole             Sole
DISH Network                             PUTS       25470M110      72,145       307     PUT   (b) Shared           Sole
Energy Select Sector SPDR                PUTS       81369Y506   1,370,910     1,398     PUT   (a) Sole             Sole
Energy Select Sector SPDR                PUTS       81369Y506      96,590       102     PUT   (b) Shared           Sole
Health Care Select Sector SPDR           PUTS       81369Y209     633,080     4,522     PUT   (a) Sole             Sole
Health Care Select Sector SPDR           PUTS       81369Y210      34,440       246     PUT   (b) Shared           Sole
Materials Select Sect0r SPDR             PUTS       81369Y100   1,312,380     2,853     PUT   (a) Sole             Sole
Materials Select Sect0r SPDR             PUTS       81369Y100      85,100       185     PUT   (b) Shared           Sole
Pfizer Inc.                              PUTS       717081103     280,485       542     PUT   (a) Sole             Sole
SPDR Trust Series 1                      PUTS       78462F103     979,687     7,125     PUT   (a) Sole             Sole
SPDR Trust Series 1                      PUTS       78462F103      51,562       375     PUT   (b) Shared           Sole
Technology Select Sector SPDR            PUTS       81369Y803     110,670     1,835     PUT   (a) Sole             Sole
Technology Select Sector SPDR            PUTS       81369Y803      10,830       115     PUT   (b) Shared           Sole
Time Warner                              PUTS       887317105   2,494,760     5,308     PUT   (a) Sole             Sole
Time Warner                              PUTS       887317105     129,250       275     PUT   (b) Shared           Sole
US Oil Fund                              PUTS       91232N108     264,775       623     PUT   (a) Sole             Sole
US Oil Fund                              PUTS       91232N108      30,600        72     PUT   (b) Shared           Sole
Viacom Class B                           PUTS       92553P102   1,862,700     5,322     PUT   (a) Sole             Sole
Viacom Class B                           PUTS       92553P102      97,300       278     PUT   (b) Shared           Sole

OTHER ASSETS
Powershares S&P 500 BuyWrite
 Portfolio                           OTHER ASSETS   73936G308   1,242,034    66,956  SH       (a) Sole             Sole
SPDR Trust Series 1                  OTHER ASSETS   78462F103  10,111,200   110,000  SH       (a) Sole             Sole

Grand Total                                                1,314,242,603

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